Net income/(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income/(loss) attributable to ordinary shareholders — basic	¥ 10,380	¥ (3,560)	¥ 49,405
Impact of subsidiaries' diluted earnings	(170)	(2)	(157)
Net income/(loss) attributable to ordinary shareholders — diluted	¥ 10,210	¥ (3,562)	¥ 49,248
Denominator:
Weighted average number of shares — basic	3,125,571,110	3,107,436,665	3,021,808,985
Adjustments for dilutive options and RSUs	55,315,026	0	87,215,045
Weighted average number of shares — diluted	3,180,886,136	3,107,436,665	3,109,024,030
Basic net income/(loss) per share attributable to ordinary shareholders	¥ 3.32	¥ (1.15)	¥ 16.35
Diluted net income/(loss) per share attributable to ordinary shareholders	¥ 3.21	¥ (1.15)	¥ 15.84